Supplementary Financial Statement Information - Other Non-current Assets (Details 6) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Non-current Assets [Abstract]
Investment in AFSG Holdings, Inc.		$ 55.6	$ 55.6
Goodwill		37.1	37.1
Deferred tax assets, non-current		76.6	88.2
Other		95.3	117.2
Other non-current assets	$ 258.2	$ 264.6	$ 298.1